Revenues - Schedule of Changes in the Contract Liabilities Balances (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Changes in the Contract Liabilities Balances [Abstract]
Balance as of beginning of the year	¥ 6,293,066		¥ 2,069,565	¥ 2,425,916
Revenues recognized from opening balance of contract liabilities	(6,293,066)		(2,069,565)	(2,425,916)
Increase due to business acquisition	2,678,134
Increase due to cash received	63,653,408		35,789,984	27,152,677
Revenues recognized from cash received during the year	(52,557,568)		(29,496,918)	(25,083,112)
Balance as of end of the year	¥ 13,773,974	$ 1,940,024	¥ 6,293,066	¥ 2,069,565